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Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

September 12, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  RYDEX SERIES FUNDS (FILE NOS. 033-59692 AND 811-07584)
     FILING PURSUANT TO RULE 485(A)

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 78 to the Trust's Registration Statement on Form N-1A. This filing is being made for the purpose of reflecting (i) a name change and corresponding revised investment strategy for the Multi-Cap Core Equity Fund (the "Fund"); (ii) a change in the Fund's investment advisory fee; and (ii) the addition of Security Global Investors, LLC as sub-adviser to the Fund.

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at
202.739.5896 with your questions or comments.

Sincerely,


/s/ Christopher D. Menconi
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Christopher D. Menconi